Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Capital and Reserve [Line Items]
Common shares outstanding	443,559,922	442,794,484	442,724,309	442,005,404	441,517,017	441,456,217
Issued Capital [member]
Disclosure of Capital and Reserve [Line Items]
Common shares issued	443,559,922		442,724,309
Common shares outstanding	443,559,922		442,724,309